BALANCE SHEETS (Parentheticals) - $ / shares	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
CIK000178115 Alussa Energy Acquisition Corp
Ordinary shares subject to possible redemption	20,403,682	23,470,955	24,391,533
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	2,000,000	2,000,000	2,000,000
Preferred stock, shares issued	0	0	0
Preferred stock, shares outstanding	0	0	0
Class A Ordinary Shares | CIK000178115 Alussa Energy Acquisition Corp
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	200,000,000	200,000,000	200,000,000
Ordinary shares, shares issued	8,346,318	5,279,045	4,358,467
Ordinary shares, shares outstanding	8,346,318	5,279,045	4,358,467
Class B Ordinary Shares
Ordinary shares, shares issued		7,187,500	7,187,500
Class B Ordinary Shares | CIK000178115 Alussa Energy Acquisition Corp
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	20,000,000	20,000,000	20,000,000
Ordinary shares, shares issued	7,187,500	7,187,500	7,187,500
Ordinary shares, shares outstanding	7,187,500	7,187,500	7,187,500